UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

FORM N-Q

MARCH 31, 2016

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 66.4%
Argentina - 4.5%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,150,000	$3,246,075	(a)
Republic of Argentina, Senior Bonds	7.000%	4/17/17	11,610,000	11,744,467
Republic of Argentina, Senior Notes	8.280%	12/31/33	6,884,007	8,260,808

Total Argentina				23,251,350

Armenia - 0.4%
Republic of Armenia, Senior Notes	6.000%	9/30/20	2,010,000	1,996,533	(b)

Brazil - 1.1%
Federative Republic of Brazil, Senior Bonds	6.000%	4/7/26	1,400,000	1,424,500
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	4,370,000	4,014,937

Total Brazil				5,439,437

Cameroon - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	600,000	567,000	(a)

Chile - 0.7%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	530,000	561,040	(a)(c)
Republic of Chile, Senior Notes	3.875%	8/5/20	2,636,000	2,862,696	(c)

Total Chile				3,423,736

Colombia - 4.3%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	3,580,000	3,606,850	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	7,751,000	9,204,312	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	970,000	1,023,350	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	7,545,000	8,559,803	(c)

Total Colombia				22,394,315

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	3,870,000	3,507,188	(a)

Croatia - 1.0%
Republic of Croatia, Senior Notes	6.625%	7/14/20	1,860,000	2,046,997	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	2,980,000	3,151,684	(b)

Total Croatia				5,198,681

Dominican Republic - 1.7%
Dominican Republic, Senior Notes	5.500%	1/27/25	5,560,000	5,587,800	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	3,160,000	3,144,200	(a)

Total Dominican Republic				8,732,000

Ecuador - 1.1%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	6,070,000	5,493,350	(a)

Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	1,460,000	1,306,700	(a)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	1,270,000	1,104,900	(a)

Gabon - 0.4%
Gabonese Republic, Bonds	6.375%	12/12/24	1,240,000	1,035,400	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	1,460,000	1,222,750	(a)

Total Gabon				2,258,150

Georgia - 0.3%
Republic of Georgia, Bonds	6.875%	4/12/21	1,200,000	1,299,138	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.8%
Republic of Ghana, Bonds	8.125%	1/18/26	840,000		$663,600	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	2,730,000		2,671,169	(a)
Republic of Ghana, Notes	7.875%	8/7/23	1,250,000		996,875	(b)

Total Ghana					4,331,644

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	2,120,000		2,252,500	(b)

Hungary - 1.5%
Republic of Hungary, Senior Notes	5.750%	11/22/23	6,628,000		7,564,205

Indonesia - 7.2%
Republic of Indonesia, Notes	3.750%	4/25/22	15,590,000		15,774,212	(b)(c)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	675,000		733,486	(b)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,650,000		1,916,666	(b)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	387,000		417,400	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	213,000		229,732	(b)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,440,000		2,389,839	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	3,701,000		4,165,505	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	10,550,000		10,641,089	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,100,000		1,109,497	(b)

Total Indonesia					37,377,426

Israel - 0.6%
Government of Israel, Senior Bonds	2.875%	3/16/26	3,010,000		3,014,515

Ivory Coast - 0.8%
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	2,970,000		2,739,825	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	1,550,000		1,472,500	(a)

Total Ivory Coast					4,212,325

Jamaica - 0.6%
Government of Jamaica, Senior Notes	7.625%	7/9/25	1,150,000		1,279,375
Government of Jamaica, Senior Notes	6.750%	4/28/28	1,720,000		1,767,300

Total Jamaica					3,046,675

Jordan - 0.1%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	240,000		254,700	(a)

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	5,030,000		4,825,857	(b)

Kenya - 0.4%
Republic of Kenya, Senior Notes	5.875%	6/24/19	2,060,000		2,032,396	(a)

Lithuania - 1.3%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	5,820,000		6,762,700	(a)(c)

Mexico - 3.5%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,128,000		1,326,810	(c)
United Mexican States, Senior Bonds	8.000%	6/11/20	75,137,000	MXN	4,806,687
United Mexican States, Senior Bonds	10.000%	12/5/24	4,680,000	MXN	348,277
United Mexican States, Senior Notes	5.125%	1/15/20	80,000		88,000	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	5,046,000		5,298,300	(c)
United Mexican States, Senior Notes	3.600%	1/30/25	4,840,000		4,948,900	(c)
United Mexican States, Senior Notes	4.750%	3/8/44	442,000		442,000	(c)
United Mexican States, Senior Notes	4.600%	1/23/46	889,000		870,109	(c)

Total Mexico					18,129,083

Namibia - 0.3%
Republic of Namibia, Senior Notes	5.250%	10/29/25	1,760,000		1,707,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.2%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	740,000		$684,500	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	430,000		397,750	(b)

Total Nigeria					1,082,250

Pakistan - 0.6%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	2,190,000		2,309,848	(a)
Republic of Pakistan, Senior Notes	8.250%	4/15/24	930,000		992,410	(b)

Total Pakistan					3,302,258

Panama - 0.3%
Republic of Panama, Senior Bonds	9.375%	4/1/29	900,000		1,345,500	(c)

Paraguay - 0.5%
Republic of Paraguay, Senior Bonds	4.625%	1/25/23	440,000		446,600	(b)
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	2,170,000		2,186,275	(a)

Total Paraguay					2,632,875

Peru - 5.1%
Republic of Peru, Senior Bonds	7.350%	7/21/25	6,000,000		7,905,000	(c)
Republic of Peru, Senior Bonds	8.750%	11/21/33	10,325,000		15,281,000	(c)
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,388,000		2,985,000	(c)

Total Peru					26,171,000

Philippines - 2.7%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	1,660,000		2,346,835
Republic of Philippines, Senior Bonds	5.000%	1/13/37	7,080,000		8,917,338
Republic of Philippines, Senior Bonds	3.950%	1/20/40	2,600,000		2,857,725

Total Philippines					14,121,898

Poland - 2.9%
Republic of Poland, Senior Notes	5.125%	4/21/21	5,750,000		6,437,648	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	7,752,000		8,671,364	(c)

Total Poland					15,109,012

Romania - 1.0%
Republic of Romania, Senior Notes	4.875%	1/22/24	3,730,000		4,117,174	(b)
Republic of Romania, Senior Notes	4.875%	1/22/24	800,000		883,040	(a)

Total Romania					5,000,214

Russia - 5.5%
Russian Federal Bond, Bonds	8.150%	2/3/27	116,210,000	RUB	1,647,973
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	105,000		123,178	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	17,219,895		21,073,260	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	5,600,000		5,679,581	(a)(c)

Total Russia					28,523,992

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	1,100,000		1,028,500	(b)

Sri Lanka - 0.8%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	1,400,000		1,403,820	(a)
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	1,010,000		990,186	(b)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	1,760,000		1,664,587	(b)

Total Sri Lanka					4,058,593

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	430,000		373,563	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Turkey - 6.6%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	440,000	$475,796	(c)
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,250,000	1,358,344	(c)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	6,800,000	11,595,251	(c)
Republic of Turkey, Senior Notes	7.500%	7/14/17	800,000	854,877	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	14,337,000	16,959,194	(c)
Republic of Turkey, Senior Notes	6.750%	5/30/40	2,360,000	2,774,593	(c)

Total Turkey				34,018,055

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	2,910,000	2,713,575
Republic of Uruguay, Senior Notes	4.375%	10/27/27	2,511,548	2,586,894

Total Uruguay				5,300,469

Venezuela - 2.5%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	20,120,000	6,941,400	(b)(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	680,000	275,400	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.000%	12/1/18	7,220,000	2,924,100	(b)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	6,425,000	2,441,500	(b)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	1,674,000	564,975	(b)(c)

Total Venezuela				13,147,375

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	1,010,000	1,124,263	(b)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	4,280,000	4,301,143	(a)

Total Vietnam				5,425,406

Zambia - 0.2%
Republic of Zambia, Senior Notes	8.970%	7/30/27	1,470,000	1,220,100	(a)

TOTAL SOVEREIGN BONDS (Cost - $333,445,115)				343,344,764

CORPORATE BONDS & NOTES - 51.5%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	750,000	833,101	(c)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	1,390,000	1,403,752	(a)

TOTAL CONSUMER DISCRETIONARY				2,236,853

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	410,000	442,782	(b)

Food Products - 0.8%
ESAL GmbH, Senior Notes	6.250%	2/5/23	1,350,000	1,193,062	(a)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	820,000	828,200	(b)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	1,420,000	1,354,325	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	810,000	822,150	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	2,000,000	78,000	*(b)(d)

Total Food Products				4,275,737

TOTAL CONSUMER STAPLES				4,718,519

ENERGY - 22.3%
Oil, Gas & Consumable Fuels - 22.3%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	1,300,000	1,380,941	(b)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	2,056,732	2,198,431	(b)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,300,000	1,426,750	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	450,000	356,490	(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	957,000	964,139	(a)(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	7,730,000	7,970,094	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,145,000	2,289,777	(b)
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	2,704,000	2,693,184	(a)(c)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	1,380,000	1,450,202	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	4,240,000	$742,000	*(a)(c)(d)(e)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	706,000	702,117	(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	378,000	375,921	(a)
Petrobras Global Finance BV, Senior Notes	3.500%	2/6/17	900,000	888,030	(c)
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	6,955,000	5,805,338
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	7,570,000	6,276,514
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	450,000	294,750
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	900,000	632,250
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	15,130,000	4,735,690	(b)(c)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	630,000	321,615	(b)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	5,726,667	3,049,450	(b)(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	10,109,000	9,755,185	(c)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	670,000	748,021	(c)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	9,210,000	9,572,644	(c)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	980,000	890,575	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,299,000	1,409,415	(a)(c)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,489,000	2,319,748	(c)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,710,000	1,443,496
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	2,670,000	2,762,115	(a)
Petron Corp., Subordinated Bonds	7.500%	8/6/18	1,700,000	1,785,000	(b)(f)(g)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	5,530,000	6,089,155	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	396,000	436,041	(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	3,430,000	3,598,969	(a)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	1,310,000	1,333,952	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,650,000	1,613,596	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	2,910,000	2,798,838	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	3,216,000	3,679,750	(b)(c)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	3,360,000	3,618,754	(a)(c)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	2,430,000	2,466,054	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	830,000	889,833	(b)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	4,830,000	5,166,337	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,710,000	2,642,250	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	530,000	516,750	(b)(c)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	2,390,000	2,398,962	(a)
YPF Sociedad Anonima, Senior Notes	8.750%	4/4/24	2,590,000	2,577,050	(a)

TOTAL ENERGY				115,066,173

FINANCIALS - 8.8%
Banks - 5.2%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	1,320,000	1,280,400	(a)(c)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	500,000	505,625	(a)(f)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	1,270,000	1,278,795	(a)(c)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	3,220,000	3,383,386	(a)(c)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	2,550,000	2,604,211	(a)(c)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	1,500,000	1,592,844	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,400,000	1,449,091
ICICI Bank Ltd., Junior Subordinated Bonds	7.250%	10/31/16	1,980,000	1,995,028	(b)(c)(f)(g)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	740,000	765,912
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	2,480,000	2,452,720	(a)(c)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	6,820,000	7,307,562	(b)
Russian Agricultural Bank, Subordinated Notes	6.000%	6/3/21	1,480,000	1,458,910	(b)(f)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	640,000	648,982	(a)

Total Banks				26,723,466

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 1.4%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	7,240,000		$7,361,545	(a)

Diversified Financial Services - 0.7%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	3,690,000		3,725,055	(a)(c)

Real Estate Management & Development - 1.5%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	1,280,000		1,409,841	(b)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	1,000,000		1,031,648	(b)(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	1,200,000		1,277,907	(b)(c)
Global Logistic Properties Ltd., Senior Notes	3.375%	5/11/16	8,000,000	CNY	1,235,646	(b)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,330,000		1,401,968	(b)(c)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	1,400,000		1,354,942	(b)(c)

Total Real Estate Management & Development					7,711,952

TOTAL FINANCIALS					45,522,018

INDUSTRIALS - 1.9%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,400,000		1,102,500	(a)(c)

Construction & Engineering - 0.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	660,000		668,847	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,191,000		509,153	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	631,680		145,286	(a)

Total Construction & Engineering					1,323,286

Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	500,000		502,500	(a)(c)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	2,645,000		2,817,700	(a)(c)

Total Industrial Conglomerates					3,320,200

Transportation Infrastructure - 0.8%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	1,100,000		1,149,500	(a)(c)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	3,200,000		3,070,528	(a)

Total Transportation Infrastructure					4,220,028

TOTAL INDUSTRIALS					9,966,014

MATERIALS - 10.1%
Chemicals - 3.3%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	2,917,000		2,931,585	(a)(c)
Braskem Finance Ltd., Senior Notes	5.750%	4/15/21	210,000		201,117	(a)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	5,650,000		5,515,812	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	971,000		1,012,268	(a)(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,480,000		2,235,100	(a)(c)
OCP SA, Senior Notes	5.625%	4/25/24	2,500,000		2,606,000	(a)
OCP SA, Senior Notes	4.500%	10/22/25	2,860,000		2,742,983	(a)

Total Chemicals					17,244,865

Construction Materials - 1.0%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	1,070,000		1,045,390	(a)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	400,000		390,800	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	1,350,000		1,392,187	(a)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,480,000		1,387,500	(a)(c)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,150,000		845,250	(a)

Total Construction Materials					5,061,127

Containers & Packaging - 0.4%
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	1,758,000		1,784,370	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 4.2%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	1,800,000	$1,885,412	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	3,000,000	3,076,791	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	1,830,000	1,909,534	(a)(c)
Evraz Group SA, Notes	9.500%	4/24/18	1,250,000	1,336,037	(a)(c)
Evraz Group SA, Senior Notes	9.500%	4/24/18	1,070,000	1,143,648	(b)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	2,760,000	2,204,550	(b)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	1,700,000	1,715,895	(a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	110,000	115,561
Southern Copper Corp., Senior Notes	6.750%	4/16/40	4,360,000	4,261,220	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	580,000	479,484	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,430,000	2,080,687	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,063,000	1,639,466	(c)

Total Metals & Mining				21,848,285

Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	525,000	596,921	(c)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	955,000	1,013,773	(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	1,060,000	1,069,453	(a)(c)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	1,540,000	1,594,012	(a)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	1,200,000	1,236,011	(a)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	970,000	918,251	(a)

Total Paper & Forest Products				6,428,421

TOTAL MATERIALS				52,367,068

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.2%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	1,440,000	1,555,134	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,150,000	1,170,309	(a)(c)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	1,450,000	1,432,278	(a)(c)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	220,000	61,028	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	1,380,000	1,517,137	(a)(c)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	830,000	298,800	(a)(c)

Total Diversified Telecommunication Services				6,034,686

Wireless Telecommunication Services - 1.5%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	472,499	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	7,600,000	7,433,864	(b)

Total Wireless Telecommunication Services				7,906,363

TOTAL TELECOMMUNICATION SERVICES				13,941,049

UTILITIES - 4.4%
Electric Utilities - 2.6%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	1,200,000	1,239,000	(a)(c)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	1,360,000	1,356,600	(a)(c)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	1,630,000	1,507,235	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	2,960,000	3,389,200	(b)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	650,000	702,845	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	1,150,000	1,178,038	(a)(c)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	3,750,000	4,103,081	(b)(c)

Total Electric Utilities				13,475,999

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	1,300,000	1,357,850	(a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	1,900,000	1,935,150	(a)(c)

Total Gas Utilities				3,293,000

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 0.9%
AES Gener SA, Notes	5.250%	8/15/21	1,510,000	$1,606,198	(a)(c)
First Gen Corp., Senior Notes	6.500%	10/9/23	1,230,000	1,325,325	(b)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	1,460,000	1,544,395	(a)

Total Independent Power and Renewable Electricity Producers				4,475,918

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,320,000	1,498,200	(a)(c)

TOTAL UTILITIES				22,743,117

TOTAL CORPORATE BONDS & NOTES (Cost - $272,049,057)				266,560,811

			SHARES
COMMON STOCKS - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, ADR(Cost - $892,543)			320,153	1,112,852	*(a)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $333,153)		1/17/17	15,052,000	102,128

			WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost -$364,095)		4/15/20	11,745	52,852

TOTAL INVESTMENTS - 118.1% (Cost - $607,083,963#)				611,173,407
Liabilities in Excess of Other Assets - (18.1)%				(93,867,503)

TOTAL NET ASSETS - 100.0%				$517,305,904

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	The coupon payment on these securities is currently in default as of March 31, 2016.

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CNY	— Chinese Yuan Renminbi
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Russian Ruble, Call (Premiums received - $45,066)	4/8/16	75.88	RUB	$5,098,000	$122

†	Notional amount denominated in US dollars, unless otherwise noted.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. High current income is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$343,344,764	—	$343,344,764
Corporate Bonds & Notes	—	266,560,811	—	266,560,811
Common Stocks	—	1,112,852	—	1,112,852
Purchased Options	—	102,128	—	102,128
Warrants	—	52,852	—	52,852

Total Investments	—	$611,173,407	—	$611,173,407

Other Financial Instruments:
Futures Contracts	$3,283	—	—	$3,283
Forward Foreign Currency Contracts	—	$288,853	—	288,853

Total Other Financial Instruments	$3,283	$288,853	—	$292,136

Total	$3,283	$611,462,260	—	$611,465,543

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$122	—	$122
Forward Foreign Currency Contracts	—	1,356,870	—	1,356,870

Total	—	$1,356,992	—	$1,356,992

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,737,635
Gross unrealized depreciation	(32,648,191)

Net unrealized appreciation	$4,089,444

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	41	6/16	$5,349,299	$5,346,016	$3,283

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	346,078,145	USD	5,046,710	Bank of America N.A.	5/13/16	$142,208
MXN	16,940,951	USD	936,948	Barclays Bank PLC	5/13/16	40,121
USD	913,475	MXN	16,940,951	Barclays Bank PLC	5/13/16	(63,593)
USD	5,138,784	SGD	7,316,600	Citibank N.A.	5/13/16	(288,566)
BRL	38,825,692	USD	10,577,767	JPMorgan Chase & Co.	5/13/16	106,524
USD	9,756,425	BRL	38,825,692	JPMorgan Chase & Co.	5/13/16	(927,866)
USD	1,220,722	CNY	8,000,000	JPMorgan Chase & Co.	6/8/16	(13,026)
IDR	67,238,900,182	USD	5,065,077	Citibank N.A.	6/28/16	(63,819)

Total						$(1,068,017)

Abbreviations used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016